UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Bainco International Investors
Address:  500 Boylston Street, Suite 440
	  Boston, MA  02116

13F File Number:  28-7386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Robert Katz
Title: 	Partner
Phone:  617-536-0333
Signature, Place, and Date of Signing:

	Robert Katz	Boston, Massachusetts	November 05, 2012

Report Type  (Check only one.):

[x] 	13F Holdings Report.
[  ] 	13 F Notice.
[  ] 	13F Combination Report.

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F  Information Table Entry Total:  	84

Form 13F Information Table Value Total:  	$326,489,000

Bainco International Investors
September 30, 2012

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE LTD                        COM              h0023r105     4263    56385 SH       SOLE                    56385
AT&T Inc                       COM              00206R102     3659    97050 SH       SOLE                    97050
Abbott Laboratories            COM              002824100     4306    62810 SH       SOLE                    62810
Alerian MLP ETF                COM              00162q866     2784   168000 SH       SOLE                   168000
Apple Inc                      COM              037833100     9186    13770 SH       SOLE                    13770
BB&T Corporation               COM              054937107     4210   126960 SH       SOLE                   126960
Bank of America                COM              060505104     1925   217963 SH       SOLE                   217963
Blackrock Inc                  COM              09247X101     2808    15750 SH       SOLE                    15750
Bristol Myers Co               COM              110122108     3742   110867 SH       SOLE                   110867
CACI International Inc.        COM              127190304      673    13000 SH       SOLE                    13000
Capstone Turbine               COM              14067d102       20    20000 SH       SOLE                    20000
Carbonite Inc                  COM              141337105       77    11000 SH       SOLE                    11000
Celgene Corp                   COM              151020104     2874    37620 SH       SOLE                    37620
Check Point Software Technolog COM              m22465104     3770    78290 SH       SOLE                    78290
Chevron Texaco Corp            COM              166764100     5260    45128 SH       SOLE                    45128
Cirrus Logic Inc.              COM              172755100     3668    95545 SH       SOLE                    95545
Cisco Systems Inc              COM              17275R102     2733   143113 SH       SOLE                   143113
Coca-Cola Company              COM              191216100     4536   119600 SH       SOLE                   119600
Consumer Discretionary Sector  COM              81369y407     4214    90060 SH       SOLE                    90060
Consumer Staples Sector SPDR   COM              81369y308     1155    32250 SH       SOLE                    32250
Covidien PLC                   COM              g2554f113     4020    67650 SH       SOLE                    67650
Disney, Walt Co                COM              254687106     5312   101615 SH       SOLE                   101615
Du Pont E.I. De Nemours        COM              263534109     4109    81735 SH       SOLE                    81735
EMC Corp                       COM              268648102     3816   139940 SH       SOLE                   139940
EOG Resources, Inc.            COM              26875p101     3526    31470 SH       SOLE                    31470
Exxon Mobil Corp               COM              30231g102     5720    62545 SH       SOLE                    62545
Facebook Inc.                  COM              30303m102     1927    88974 SH       SOLE                    88974
Fleetcor Technologies Inc      COM              339041105     5316   118665 SH       SOLE                   118665
Fusion-io Inc                  COM              36112j107     3648   120531 SH       SOLE                   120531
General Electric               COM              369604103      406    17870 SH       SOLE                    17870
Google Inc CL A                COM              38259p508     5125     6792 SH       SOLE                     6792
Honeywell International Inc    COM              438516106     4570    76484 SH       SOLE                    76484
IBM                            COM              459200101     5347    25773 SH       SOLE                    25773
Illinois Tool Works            COM              452308109     3983    66975 SH       SOLE                    66975
Industrial Select Sector SPDR  COM              81369y704     5765   157812 SH       SOLE                   157812
Intel Corporation              COM              458140100      613    27059 SH       SOLE                    27059
JP Morgan Chase                COM              46625h100     5243   129515 SH       SOLE                   129515
Johnson & Johnson              COM              478160104    20605   299018 SH       SOLE                   299018
Juniper Networks Inc           COM              48203r104      311    18150 SH       SOLE                    18150
Kraft Foods Inc                COM              50075N104     4347   105130 SH       SOLE                   105130
Kulicke & Soffa Industries     COM              501242101      150    14400 SH       SOLE                    14400
Materials Select Sector SPDR   COM              81369y100     2394    65050 SH       SOLE                    65050
Maxim Integrated Prods.        COM              57772K101     1479    55560 SH       SOLE                    55560
McDonald's Corp                COM              580135101     3708    40415 SH       SOLE                    40415
Microsoft Corp                 COM              594918104     4397   147750 SH       SOLE                   147750
Mobilepro Corp.                COM              60742e205        0   300000 SH       SOLE                   300000
New Jersey Resources Corporati COM              646025106      206     4500 SH       SOLE                     4500
Nortel Networks Corp           COM              656568508        0    48000 SH       SOLE                    48000
Occidental Petroleum Corp      COM              674599105     4324    50242 SH       SOLE                    50242
Office Depot                   COM              676220106       42    16500 SH       SOLE                    16500
Orthometrix Inc.               COM              68750M100        0   127265 SH       SOLE                   127265
PepsiCo Inc                    COM              713448108      241     3408 SH       SOLE                     3408
Pfizer Inc                     COM              717081103     4975   200215 SH       SOLE                   200215
Philip Morris International    COM              718172109     2195    24400 SH       SOLE                    24400
Powershares S&P 500 Low Volati COM              73937b779      863    30641 SH       SOLE                    30641
Procter & Gamble Co            COM              742718109     3630    52330 SH       SOLE                    52330
Qualcomm                       COM              747525103     6480   103732 SH       SOLE                   103732
S&P 500 Depository Receipt (Sp COM              78462F103     9843    68368 SH       SOLE                    68368
Seadrill Ltd.                  COM              g7945e105     2343    59730 SH       SOLE                    59730
Southern Company               COM              842587107     3854    83625 SH       SOLE                    83625
Starbucks Corp                 COM              855244109      380     7500 SH       SOLE                     7500
Supertex Inc                   COM              868532102      224    12500 SH       SOLE                    12500
TJX Companies Inc              COM              872540109     1769    39495 SH       SOLE                    39495
Target Corp                    COM              87612E106     3327    52425 SH       SOLE                    52425
Technology Select SPDR         COM              81369Y803     3413   110725 SH       SOLE                   110725
Teva Pharmaceutical - SP ADR   COM              881624209      215     5200 SH       SOLE                     5200
The Hershey Company            COM              427866108     3276    46215 SH       SOLE                    46215
Toyota Motor Corp Spon ADR     COM              892331307      275     3500 SH       SOLE                     3500
Tyler Technologies Inc.        COM              902252105    36998   840471 SH       SOLE                   840471
US Bancorp                     COM              902973304     3692   107650 SH       SOLE                   107650
United Parcel Service          COM              911312106     3233    45170 SH       SOLE                    45170
Utilities Select Sector SPDR   COM              81369y886     3751   103090 SH       SOLE                   103090
VF Corp                        COM              918204108     4518    28350 SH       SOLE                    28350
Vanguard FTSE All-World Ex-US  COM              922042775     9217   214550 SH       SOLE                   214550
Vanguard MSCI Emerging Markets COM              922042858     3170    75988 SH       SOLE                    75988
Vanguard REIT ETF              COM              922908553     3744    57630 SH       SOLE                    57630
Vanguard Total World Stock Ind COM              922042742     2552    53130 SH       SOLE                    53130
Visa Inc                       COM              92826c839     3737    27830 SH       SOLE                    27830
iShares MSCI EAFE Growth Index COM              464288885     5486    97140 SH       SOLE                    97140
iShares MSCI EAFE Index Fund   COM              464287465      347     6554 SH       SOLE                     6554
iShares MSCI Germany Index     COM              464286806      340    15050 SH       SOLE                    15050
iShares MSCI Taiwan Index Fund COM              464286731      170    12700 SH       SOLE                    12700
iShares S&P MidCap 400         COM              464287507      584     5920 SH       SOLE                     5920
Rule 144 Carbonite, Inc.       144              141337907    21373  3048951 SH       SOLE                  3048951